Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Related Party Transactions

	2014	2013

Receivable from:
CMFG Life	$ 2,765	$ 2,865

Total	$ 2,765	$ 2,865

Payable to:
CUNA Brokerage Services, Inc.	$ 1,290	$ 854
CMFG Life	-	6
MEMBERS Capital Advisors, Inc.	2	10

Total	$ 1,292	$ 870